QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

GLOBAL STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS September 30, 2016 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 97.73%

BELGIUM - 3.13%
Anheuser-Busch Inbev ADR	3,400	$446,794

DENMARK - 2.18%
Novo Nordisk	7,500	311,925

FRANCE - 15.01%
Air Liquide Ord	5,684	609,487
Bureau Veritas SA	15,000	321,770
Danone-Spons ADR	10,000	148,500
Essilor International	4,749	612,461
L’Oreal Ord	5,000	188,950
Pernod Ricard Ord	11,200	263,760

		2,144,928

GERMANY - 2.51%
Fresenius Medical Care AG & co.	8,200	358,914

GREAT BRITAIN - 15.98%
British American Tobacco	5,000	638,250
Diageo PLC	4,550	527,982
Reckitt Benckiser Group	25,000	479,250
Sabmiller PLC	10,000	580,900
Vodafone Group PLC-SP ADR	2,000	58,300

		2,284,682

IRELAND - 3.02%
Allergan PLC PFD, Series A, 5.500%	250	205,408
Paddy Power PLC	2,000	226,253

		431,661

NETHERLANDS - 4.19%
Unilever NV Certificates	13,000	599,300

SPAIN - 3.07%
Grifols SA	20,346	438,391

SWITZERLAND - 12.07%
Chocoladefabriken Lindt & Sprungli AG	45	260,463
Nestle SA Cham ET Vevey	6,000	474,120
Roche Holding AG-GENUSSC	18,500	572,945
SGS SA Reg D	18,700	417,384

		1,724,912

UNITED STATES - 36.57%
Aetna Inc.	1,500	173,175
Alphabet Inc - Class C	250	194,323
Amazon.Com Inc.	300	251,193
Anadarko Petroleum Corp.	6,000	380,160
Apple Inc.	2,500	282,625
Aramark	7,500	285,225
Bank of America Corp.	12,500	195,625
BGC Partners, Inc. PFD, 8.125%	3,400	88,264
BGC Partners Inc - Class A	20,500	179,375
CBS Corp.	4,000	218,960
Cisco Systems Inc.	7,500	237,900
Citigroup Inc.	10,000	47,230
Colony Capital Inc - Class A	10,000	182,300
Delta Air Lines, Inc.	4,500	177,120
Freeport-McMoRan Inc.	5,000	54,300
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	5,000	127,050
Goldman Sachs Group Inc.	1,500	40,650
KKR Financial Holdings PFD, Series A, 7.375%	2,000	53,440
Lexington Realty Trust REIT	20,000	206,000
Morgan Stanley PFD, Series G, 6.625%	3,000	83,760
New Media Investment Group	14,000	217,000
New Senior Investment Group	20,000	230,800
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	90,650
Philip Morris International	5,000	486,100
Starwood Property Trust Inc.	11,500	258,980
Teva Pharmaceutical Industries Ltd.	150	121,996
THL Credit Inc.	15,000	142,950
Western Gas Partners LP	4,000	220,200

		5,227,351

TOTAL COMMON STOCKS		$13,968,858

CALL OPTION - (0.51)%
Alphabet Inc Jan 820.000	(2)	$(3,200)
Amazon.Com Inc Jan 730.000	(2)	(24,614)
Anadarko Pete Jan 60.000	(50)	(33,000)
CBS Corp Class Jan 60.000	(20)	(1,760)
Citigroup Inc Jan 47.000	(10)	(2,900)
Delta Air Line Jan 52.500	(25)	(325)
Freeport MCM C Jan 10.000	(50)	(9,000)

		$(74,799)

TOTAL INVESTMENTS - 97.20%		$13,894,059
Other assets, net of liabilities - 2.80%		399,939

NET ASSETS - 100.00%		$14,293,998

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market–based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily and indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks
Belgium	$446,794	-	-	$446,794
Denmark	311,925	-	-	311,925
France	2,144,928	-	-	2,144,928
Germany	358,914	-	-	358,914
Great Britain	2,284,682	-	-	2,284,682
Ireland	431,661	-	-	431,661
Netherlands	599,300	-	-	599,300
Spain	438,391	-	-	438,391
Switzerland	1,724,912	-	-	1,724,912
United States	5,227,351	-	-	5,227,351

Total Commons Stock	$13,968,858	-	-	$13,968,858

Options	$(74,999)	-	-	$(74,999)

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At September 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,243,890 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,280,357
Gross unrealized depreciation	(555,389)

Net unrealized appreciation	$724,968

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: November 18, 2016

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 18, 2016